Segment information - Reconciliation of Segment to Consolidated Net Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net income (loss) for the year	R$ (526,396)	R$ (1,377,348)	R$ 837,446
Other expenses (c)	262,658	192,439	115,211
Reportable segments
Disclosure of operating segments [line items]
Net income (loss) for the year	606,092	203,291	958,193
Mark-to-market from the investment in Banco Inter and related cost	933,615	1,382,773	0
Amortization of fair value adjustment (a)	(138,601)	(89,100)	(17,229)
Share-based compensation expenses (b)	129,835	66,917	120,695
Gain on previously held interest in associate	0	15,848	2,992
Other expenses (c)	17,810	118,323	30,782
Tax effect on adjustments	51,753	60,626	44,967
Financial Services
Disclosure of operating segments [line items]
Net income (loss) for the year	555,120	256,730	990,814
Software [Member]
Disclosure of operating segments [line items]
Net income (loss) for the year	66,864	(34,046)	(29,918)
Non allocated
Disclosure of operating segments [line items]
Net income (loss) for the year	R$ (15,892)	R$ (19,393)	R$ (2,703)